Critical accounting judgements and key sources of estimation uncertainty	11 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting estimates [abstract]
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty
The preparation of the Consolidated Financial Statements requires the Group to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from those estimates.
Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the year/period end date that may have a risk of causing material adjustment to the carrying amounts of assets and liabilities within the next financial year, are noted below.
Revenue Recognition
The Group recognizes revenue from licensing fees, collaboration fees, development, regulatory and approval milestone fees, sales milestones and sales-based royalties. Agreements generally include a non-refundable upfront fee, milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones, as well as royalties on product sales of licensed products, if and when such product sales occur. For these agreements, the Group is required to apply judgment as follows: the identification of the number of performance obligations within a contract, the allocation of the transaction price to those performance obligations and the timing of when milestone payments are included in the transaction price.
In relation to the license and commercialization agreement with Eurofarma, the Group has assessed that the license to commercialize the Group’s intellectual property is not distinct in the context of the contract and that there is a transformational relationship between the license and the research and development activities delivered as they are highly interrelated elements of the contract. The Group has therefore determined that there is one single performance obligation under IFRS 15 in relation to the license granted and research and development activities which is the transfer of a license for which the associated research and development activities are completed over time. Should the expected completion date be extended, the effect on revenue recognized for the eleven months ended December 31, 2019 would not be material.
The allocation of the transaction price is based on the relative stand-alone selling price of those services provided and the performance obligation activities to which the terms of the payments specifically relate. Milestone payments and other variable consideration are only included in the transaction price allocated to a performance obligation when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The allocated transaction price is recognized over the respective performance period of each performance obligation.
As a result, the upfront payments, development milestones and development cost share income allocated to the license granted and research and development activities, which is the transfer of a license for which the associated research and development activities are completed over time, are initially reported as deferred revenue in the Consolidated Statement of Financial Position and are recognized as revenue over the development period.
See Note 5 'Revenue' for details of our contracts with customers.
Indications of asset impairment
The Group is required to exercise judgment as to whether there is any indication that its tangible and intangible assets have suffered an impairment loss when reviewing the carrying value of those assets. See Note 15 'Intangible assets' for details of the impairment reviews performed by the Group relating to this financial period.
Recognition of research and development expenditure and associated funding income
The Group recognizes expenditure incurred in carrying out its research and development activities and the associated funding income in line with management’s best estimation of the work completed on each separately contracted study or activity. This includes the calculation of research and development accruals and prepayments at each period to account for expenditure that has been incurred and the associated funding income. This requires estimations of the expected costs to complete each study or activity and the estimation of the current stage of completion. In all cases, the full cost of each study or activity is expensed by the time the final report or where applicable, product, has been received. See Notes 17 'Trade and other receivables' and 18 'Trade and other payables' for further details of these estimates.
Assumed contingent liability
The Group's assumed contingent liability is recognized in the Consolidated Financial Statements at fair value as required by IFRS 3 'Business Combinations.' In determining the fair value of this liability, a number of assumptions need to be made by management which include significant estimates. See Note 24 ‘Provisions for other liabilities and charges and contingent liabilities.’